SCHEDULE OF CONDENSED FINANCIAL STATEMENTS (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	9 Months Ended		12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares
Quarterly Financial Information Disclosure [Abstract]
Revenue	¥ 1,495,206	¥ 1,055,578	$ 463,270	¥ 3,239,693	¥ 1,374,729
Cost of revenues	(1,392,815)	(996,052)	(432,326)	(3,023,298)	(1,294,161)
Gross profit	102,391	59,526	30,944	216,395	80,568
Operating expenses	(308,579)	(279,249)	(64,499)	(451,048)	(411,068)
Other operating income, net	31,677	17,066	8,735	61,085	18,001
Loss from operations	(174,511)	(202,657)	(24,820)	(173,568)	(312,499)
Loss before income tax expense	(201,724)	(238,493)	(37,527)	(262,429)	(375,250)
Net loss	¥ (199,334)	¥ (226,822)	$ (37,533)	¥ (262,500)	¥ (369,542)
Weighted average number of ordinary shares outstanding - basic	56,744,742,647	1,430,901,818	62,756,316,162	62,756,316,162	2,185,363,635
Weighted average number of ordinary shares outstanding - diluted	56,744,742,647	1,430,901,818	62,756,316,162	62,756,316,162	2,185,363,635
Net loss per share attributable to ordinary shareholders, basic | (per share)	¥ (0.00)	¥ (0.35)	$ (0.00)	¥ (0.00)	¥ (1.11)
Net loss per share attributable to ordinary shareholders, diluted | (per share)	¥ (0.00)	¥ (0.35)	$ (0.00)	¥ (0.00)	¥ (1.11)